Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the years ended December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
	$	$
Salaries and benefits	3,538	4,689
Share-based compensation	3,638	4,318
	7,176	9,007